Changes in Equity and Earnings per Share - Additional Information (Detail)				1 Months Ended	12 Months Ended
	May 03, 2018 USD ($)	May 03, 2018 € / shares	Jun. 05, 2013 USD ($) shares	Jan. 31, 2018	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 EUR (€) € / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€) € / shares shares	Dec. 31, 2018 EUR (€) € / shares shares	Oct. 24, 2018 € / shares	Dec. 31, 2017 EUR (€) € / shares shares	Oct. 25, 2017 € / shares	Oct. 25, 2016 € / shares
Disclosure of classes of share capital [line items]
Issued capital | $					$ 1,736,000,000		$ 1,736,000,000
Number of shares issued | shares					1,934,000,000		1,934,000,000			1,606,000,000	1,934,000,000		1,934,000,000
Number of shares granted					1,251,602	1,251,602
Shares exercised					1,497,344	1,497,344
Number of shares delivered					23,076,922	23,076,922
Number of shares outstanding | $					$ 62,527,163
Number of shares outstanding | shares					2,019,000,000		2,019,000,000				2,019,000,000		2,019,000,000
Par value per share | € / shares											€ 0.61
Subscribed capital					$ 43,672,135						€ 38,141,569
Dividend declared per share | € / shares												€ 0.80		€ 1.60	€ 1.60
Dividend declared | €										€ 3,091,000,000	€ 1,565,000,000		€ 3,089,000,000
Dividend declared date					Oct. 29, 2017	Oct. 29, 2017	Oct. 25, 2017	Oct. 25, 2017	Oct. 25, 2016	Oct. 25, 2016
Dividend proposed per share | € / shares										€ 2.00	€ 1.00		€ 2.00
Dividend proposed | €						€ 1,957,000,000		€ 3,867,000,000		€ 3,856,000,000
Dividend paid per share | € / shares						€ 1.80		€ 3.60		€ 3.60
Dividend paid					$ 7,437,000,000	€ 3,522,000,000	$ 9,230,000,000	€ 6,956,000,000	$ 8,480,000,000	€ 6,947,000,000
Dividend paid date					Dec. 31, 2018	Dec. 31, 2018	May 03, 2018	May 03, 2018	May 04, 2017	May 04, 2017
Profit attributable to equity holders | $					$ 4,368,000,000		$ 7,996,000,000		$ 1,241,000,000
Diluted earnings per share based on the profit | $					$ 4,368,000,000		$ 7,996,000,000		1,241,000,000
Number of antidilutive share options outstanding					63,000,000		5,000,000			5,000,000	63,000,000		5,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares					326,000,000	326,000,000
Grupo Modelo [member]
Disclosure of classes of share capital [line items]
Dividend paid per share | € / shares		€ 2.00						€ 3.60
Dividend paid | $	$ 56,000,000						$ 93,000,000
Shares reserved for issue under options and contracts for sale of shares | shares			23,076,922
Deferred share units vesting period			5 years
Proceeds from issuing shares Proceeds?From?Issuing?Shares 1.5 | $			$ 1,500,000,000
Top of range [member]
Disclosure of classes of share capital [line items]
Tax withholding percentage					15.00%	15.00%
Ambev [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of classes of share capital [line items]
Ownership interest				55.00%	85.00%	85.00%	55.00%	55.00%
Decrease in non-controlling interests | $					$ 429,000,000
Parent [member]
Disclosure of classes of share capital [line items]
Issued capital					$ 1,736,000,000						€ 1,238,608,344.12
Number of shares issued | shares					2,019,241,973						2,019,241,973
Number of shares authorized | shares					37,000,000						37,000,000
Number of shares outstanding | shares					61,923,078						61,923,078
Expenses on stock option plans and in equity | $					$ 20,000,000
Profit attributable to equity holders | $					$ 4,368,000,000		$ 7,996,000,000		$ 1,241,000,000
Parent [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Equity shares | shares					62,502,473						62,502,473
Parent [member] | Restricted shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares					325,999,817	325,999,817
Parent [member] | Equity Securities Lending [member]
Disclosure of classes of share capital [line items]
Issued capital | $					$ 20,000,000
Parent [member] | Subscribed Capital [Member]
Disclosure of classes of share capital [line items]
Issued capital					$ 18,038,093						€ 15,753,779
Parent [member] | Top of range [member] | Equity Securities Lending [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares					20,000,000						20,000,000